Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	Allot Communications Ltd.
Entity Central Index Key	0001365767
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	33,057,719
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No